Components of other comprehensive income (loss) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Derivative financial instruments:
Reclassification of call options and forwards during the year to profit or loss (Note 4)			$ (455,009)	$ 52,097
Net gain (loss) on cash flow hedges	$ 13,982	$ 263,495	(283,691)	(42,148)
Jet fuel Asian call options
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		11,148	227,509	(81,182)
Net gain (loss) on cash flow hedges		11,148	(174,984)	(54,202)
Jet fuel Zero cost collars
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		256,515	(122,948)
Net gain (loss) on cash flow hedges		256,515	(122,948)
Foreign currency forward contract
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		(14,241)	$ 66,757	(13,380)
Interest rate swap contracts
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax				317
Net gain (loss) on cash flow hedges				$ 14,144
Loss of the interest rate Cap
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		(4,023)
Net gain (loss) on cash flow hedges		(4,023)
Non derivative financial instruments
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		$ 14,096